Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Beginning Balance	¥ 2,953,201	¥ 2,798,874	¥ 2,647,625
Adjusted balance		2,803,405
Total other comprehensive income (loss)	(60,272)	(12,555)	(26,972)
Reclassification of change in accounting standards			0
Ending Balance	3,065,835	2,953,201	2,798,874
Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			0
AOCI Attributable to Parent
Beginning Balance	(61,343)	(45,566)	(21,270)
Adjusted balance		(48,465)
Total other comprehensive income (loss)	(60,272)	(12,555)	(26,972)
Transaction with noncontrolling interests	2	(103)	(1)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(2,884)	(106)	(1,569)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(197)	326	(416)
Reclassification of change in accounting standards			692
Ending Balance	(118,532)	(61,343)	(45,566)
AOCI Attributable to Parent | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			(2,899)
Net unrealized gains (losses) on investment in securities
Beginning Balance	17,389	10,465	32,279
Adjusted balance		7,215
Net unrealized gains (losses)	(17,637)	12,169	(2,408)
Reclassification adjustment included in net income, net of tax	(4,819)	(1,954)	(20,426)
Total other comprehensive income (loss)	(22,456)	10,215	(22,834)
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(66)	41	(88)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards			932
Ending Balance	(5,001)	17,389	10,465
Net unrealized gains (losses) on investment in securities | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			(3,250)
Debt Valuation Adjustments
Beginning Balance	582	0	0
Adjusted balance		351
Net unrealized gains (losses)	920	258
Reclassification adjustment included in net income, net of tax	(45)	(27)
Total other comprehensive income (loss)	875	231	0
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards			0
Ending Balance	1,457	582	0
Debt Valuation Adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			351
Defined benefit pension plans
Beginning Balance	(27,902)	(20,487)	(17,330)
Adjusted balance		(20,487)
Net unrealized gains (losses)	886	(7,244)	(2,893)
Reclassification adjustment included in net income, net of tax	643	(102)	(69)
Total other comprehensive income (loss)	1,529	(7,346)	(2,962)
Transaction with noncontrolling interests	0	(126)	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	2	(57)	22
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards			(173)
Ending Balance	(26,375)	(27,902)	(20,487)
Defined benefit pension plans | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			0
Foreign currency translation adjustments
Beginning Balance	(43,558)	(31,806)	(31,736)
Adjusted balance		(31,806)
Net unrealized gains (losses)	(40,605)	(11,540)	(1,387)
Reclassification adjustment included in net income, net of tax	8,941	3	(568)
Total other comprehensive income (loss)	(31,664)		(1,955)
Total other comprehensive income (loss)		(11,537)
Transaction with noncontrolling interests	4	23	(1)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(2,550)	(88)	(1,537)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(197)	326	(416)
Reclassification of change in accounting standards			(67)
Ending Balance	(72,471)	(43,558)	(31,806)
Foreign currency translation adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			0
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(7,854)	(3,738)	(4,483)
Adjusted balance		(3,738)
Net unrealized gains (losses)	(6,385)	(4,621)	3,820
Reclassification adjustment included in net income, net of tax	(2,171)	503	(3,041)
Total other comprehensive income (loss)	(8,556)	(4,118)	779
Transaction with noncontrolling interests	(2)	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(270)	(2)	34
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards			0
Ending Balance	¥ (16,142)	¥ (7,854)	(3,738)
Net unrealized gains (losses) on derivative instruments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01			¥ 0